Description of Business (Details)	12 Months Ended							0 Months Ended		13 Months Ended		0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Mar. 31, 2010 New Borun Golden Direction	Mar. 31, 2010 New Borun China High	Mar. 31, 2010 Golden Direction China High	Nov. 15, 2012 China High Shandong Borun	Dec. 31, 2008 China High Shandong Borun	Jul. 31, 2009 Shandong Borun Daqing Borun CNY	Jul. 09, 2008 Shandong Borun Daqing Borun CNY	Jul. 09, 2008 Shandong Borun Daqing Borun Minimum
Description of business
Percentage of voting interests acquired					100.00%	25.76%			100.00%
Percentage of voting capital stock held							74.24%
Total purchase price											139,000,000
Idle period prior to acquisition												1 year
Payments for facility improvements	$ 12,186,616	74,569,901	194,168,883	48,808,296						110,000,000
Percentage of direct control								100.00%